RELATED PARTIES - Narrative (Details) shares in Thousands, $ in Millions								1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 01, 2023 USD ($)	Dec. 09, 2022 USD ($)	Dec. 30, 2021	Sep. 13, 2021 USD ($) shares	Jul. 26, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 04, 2014	Aug. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)	May 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jun. 29, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Investment properties												$ 1,358,000,000	$ 1,861,000,000	$ 2,431,000,000
Preferred units redeemed		$ 1,000,000,000
Acquisition of LP interests		$ 2,475,000,000
Subsidiary of BNRE
Disclosure of transactions between related parties [line items]
Proceeds from issue of preference shares as note receivable												1,600,000,000
Capital call												$ 101,000,000			$ 263,000,000
Other disposals of assets
Disclosure of transactions between related parties [line items]
Disposition of interest in equity method investment, percentage	23.00%
Notes receivable, related party	$ 588,000,000
Brookfield Corporation
Disclosure of transactions between related parties [line items]
Distribution of business, percent		25.00%
United States
Disclosure of transactions between related parties [line items]
Investment properties									$ 306,000,000
Canada
Disclosure of transactions between related parties [line items]
Investment properties									$ 306,000,000	$ 405
Limited Partner Units
Disclosure of transactions between related parties [line items]
Capital call																$ 507,000,000	$ 530,000,000
Preferred Equity Tranche One
Disclosure of transactions between related parties [line items]
Maturity term			7 years				7 years
Preferred Equity, Tranche Two
Disclosure of transactions between related parties [line items]
Maturity term							10 years
Tranche Three
Disclosure of transactions between related parties [line items]
Maturity term							12 years
Preferred equity | Subsidiary of BNRE
Disclosure of transactions between related parties [line items]
Number of shares/units issued								$ 1,600,000,000
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Management fee Inflation adjustment, percent of total capitalization						0.50%
Management fee expense, minimum						$ 50,000,000
Management fee percent												1.05%
Management fee expense												$ 195,000,000	223,000,000	155,000,000
Subsidiaries | United States
Disclosure of transactions between related parties [line items]
Investment properties											$ 73,000,000
Subsidiaries | United Kingdom
Disclosure of transactions between related parties [line items]
Investment properties											$ 101,000,000
Subsidiaries | Brookfield Place Sydney
Disclosure of transactions between related parties [line items]
Consideration																		$ 153,000,000
Subsidiaries | Limited Partner Units
Disclosure of transactions between related parties [line items]
Issuances to redeemable/exchangeable and special limited partnership unitholders					$ 2,500,000,000
Subsidiaries | Redeemable/Exchangeable Partnership Units
Disclosure of transactions between related parties [line items]
Number of shares/units issued (in shares) | shares				34,000
Issuances to redeemable/exchangeable and special limited partnership unitholders				$ 2,000,000,000
Related parties
Disclosure of transactions between related parties [line items]
Distributions on Brookfield Corporation’s interest in Canholdco												$ 49,000,000	$ 113,000,000	$ 369,000,000
Preferred equity unit holders
Disclosure of transactions between related parties [line items]
Conversion condition, limit of market price to exchange price at maturity, percent							80.00%